Equity - Schedule of Reconciliation of Shareholders' Equity Movement (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025
$
Balance	$ 70,733,771	$ 72,832,755	$ 99,327,001
Registered direct offering (net of costs)		23,330,071
Issuance of shares on vesting of RSUs		0
Issuance of shares on exercise of stock options		48,091
Issuance of shares to debenture holders	0		1,077,969
Balance	$ 72,832,755	$ 88,364,346	$ 70,733,771
Share Capital
Number of Shares
Share capital, beginning (in shares)	79,372,541	83,784,305	79,119,572
Issue of shares on exercise of warrants (in shares)			100
Cancellation of shares (in shares)			(2,500)
Issuance of ordinary shares in connection with registered direct offering (in shares)		5,700,000
Issue of shares on vesting of RSUs (in shares)		915,668
Issuance of ordinary shares on exercise of stock options (in shares)		10,918
Issue of shares to debenture holders (in shares)			255,369
Transactions With Equity ShareHolders (in shares)		6,626,586	252,969
Ending balance (in shares)	83,784,305	90,410,891	79,372,541
$
Balance	$ 7,939	$ 8,380	$ 7,913
Registered direct offering (net of costs)		570
Issuance of shares on vesting of RSUs		91
Issuance of shares on exercise of stock options		1
Issuance of shares to debenture holders			26
Transactions With Equity ShareHolders		662	26
Balance	$ 8,380	$ 9,042	$ 7,939